E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations
Acquisitions

Acquisitions 2019–2021
	2021	2020	2019

Consideration

Cash and cash equivalents	256	9,534	1,815

Others	—	314	142
Total consideration	256	9,848	1,957

Net assets (liabilities) acquired

Cash and cash equivalents	—	314	142

Property, plant and equipment	1	55	353

Right-of-use of assets	—	126	—

Intangible assets	(95)	3,583	497

Investments in associates	—	167	101

Other assets	21	1,292	1,357

Provisions, incl. post-employment benefits	—	(16)	(102)

Other liabilities	(348)	(2,781)	(743)
Total identifiable net assets (liabilities)	(421)	2,740	1,605
Costs recognized in net income	—	—	153
Goodwill	677	7,108	199
Total	256	9,848	1,957

Acquisition-related costs 1)	11	92	85

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

Summary of Business Divestments Transactions
Divestments

Divestments 2019–2021
	2021	2020	2019

Proceeds

Cash and cash equivalents	273	4	360

Shares in associated companies	—	—	1,209
Total Proceeds	273	4	1,569

Net assets disposed of

Property, plant and equipment	26	1	171

Right-of-use assets	7	1	20

Investments in associates	—	—	5

Intangible assets	—	48	820

Goodwill	(48)	4	—

Other assets	51	83	96

Provisions, incl. post-employment benefits	(30)	(1)	244

Other liabilities	36	6	(774)
Total net assets	42	142	582

Net gains/losses from divestments	231	(138)	987

Shares in associated companies	—	—	(1,209)
Cash flow effect	273	4	360

Summary of Business Combinations Transactions

Acquisitions 2019–2021
Company	Description	Transaction date
Quortus	A UK based mobile core software company with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange.	Mar 2021
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spain provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020
ST-Ericsson	The remaining shares were acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019

Summary of Business Divestments Transactions

Divestments 2019–2021
Company	Description	Transaction date
Data center	A data center business located in the Netherlands.	Nov 2021
MediaKind	A divestment of 51% of its MediaKind business.	Feb 2019